Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0001742313
Registrant Name	Monroe Capital Income Plus Corp
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES